Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 2) (USD $)	3 Months Ended	8 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subordinated Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Subordinated convertible notes payable, related and unrelated parties at May 8, 2013		$ 1,000,000
Unamortized debt discount	0	678,052
Subordinated Debt [Member]
Subordinated Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Subordinated convertible notes payable, related and unrelated parties at May 8, 2013		1,000,000
Unamortized debt discount	352,074	(416,426)
Ending balance at March 31, 2014	$ 647,926	$ 583,574